Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Current Assets:
Cash and cash equivalents	$ 840,756	$ 252,615	$ 1,349,363
Accounts receivable – trade, net	142,577,549	20,369,747	7,932,310
Contract assets	50,004,259	23,423,314	4,837,008
Factoring reserve		7,593,665	970,724
Other prepaid expenses and current assets	980,779	761,458	91,671
Total current assets	194,403,343	52,400,799	15,181,076
Property and equipment – net	200,721	192,092	198,988
Other long-term assets:
Goodwill	4,463,129	4,463,129	4,773,584
Intangible assets – net	7,691,279	8,044,853	8,752,000
Operating lease right-of-use assets – net	3,087,387	3,797,527	4,770,280
Deposits and other assets	879,362	555,362	292,404
Other long-term assets	16,121,157	16,860,871	18,588,268
Total assets	210,725,221	69,453,762	33,968,332
Current Liabilities:
Accounts payable – trade	75,885,954	38,992,846	9,591,780
Accrued expenses and other current liabilities	10,710,006	2,383,915	3,619,216
Accrued freight	49,337,707	10,403,430	3,477,380
Revolving credit facility	29,833,248
Contract liabilities	20,331,879
Current portion of notes payable – net of discount	3,918,339	2,285,367	1,476,642
Current portion of long-term debt due to related parties	198,933	397,975	6,380,975
Current portion of operating lease liability	1,399,186	1,466,409	1,288,216
Total current liabilities	191,615,252	55,929,942	25,834,209
Other long-term liabilities	424,002	565,338	848,010
Long-term-debt due to related parties, net of current portion	699,334	715,948	193,328
Notes payable, net of current portion – net of discount	2,812,704	3,193,306	2,494,420
Operating lease liability, net of current portion	1,799,273	2,431,144	3,482,064
Total long-term liabilities	5,735,313	6,905,736	7,017,822
Total liabilities	197,350,565	62,835,678	32,852,031
Commitments and contingencies (Note 9)
Stockholders’ Equity:
Common stock, $0.001 par value; 800,000,000 shares authorized; 655,781,078 and 393,742,663 shares issued and outstanding as of November 30, 2021 and May 31, 2021, respectively	655,782	393,743
Additional paid-in capital	4,889,295	4,906,384	1,523,811
Retained earnings	7,828,628	1,316,987	(408,510)
Total Stockholders’ Equity	13,374,656	6,618,084	1,116,301
Total Liabilities and Stockholders’ Equity	210,725,221	69,453,762	33,968,332
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred Stock, Value	130	130	130
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred Stock, Value		840	$ 870
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred Stock, Value	$ 821	$ 840